STOCK OPTIONS	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 11 – STOCK OPTIONS

On January 11, 2016, the Company’s Board of Directors approved and adopted the Todos Medical Ltd. 2015 Israeli Share Option Plan (the “2015 Plan”), pursuant to which the Board may award options to purchase its ordinary shares to designated participants. Subject to the terms and conditions of the 2015 Plan, the Board of Directors has full authority in its discretion, from time to time and at any time, to determine (i) the designate participants; (ii) the terms and provisions of the respective Option Agreements, including, but not limited to, the number of Options to be granted to each Optionee, the number of Shares to be covered by each Option, provisions concerning the time and the extent to which the Options may be exercised and the nature and duration of restrictions as to the transferability or restrictions constituting substantial risk of forfeiture and to cancel or suspend awards, as necessary; (iii) determine the Fair Market Value of the Shares covered by each Option; (iv) make an election as to the type of Approved 102 Option under Israeli IRS law; (v) designate the type of Options; (vi) take any measures, and to take actions, as deemed necessary or advisable for the administration and implementation of the 2015 Plan; (vii) interpret the provisions of the 2015 Plan and to amend from time to time the terms of the 2015 Plan.

The 2015 Plan permits the grant of up to 6,000,000 options to purchase ordinary shares subject to adjustments set in the 2015 Plan.

The following table presents the Company’s stock option activity for employees and directors of the Company for the year ended December 31, 2016:

		Weighted
	Number of	Average
	Options	Exercise Price
Outstanding at December 31,2015	-	-
Granted	2,172,033	0.0026
Exercised	103,428	0.0026
Forfeited or expired	-	-
Outstanding at December 31,2016	2,068,605	0.0026
Number of options exercisable at December 31, 2016	439,580	0.0026

The fair value of options granted was estimated at the dates of grant using the Black-Scholes option pricing model.  The following are the data and assumptions used:

%
Dividend yield	0
Expected volatility (%) (*)	100%
Risk-free interest rate (%)	0.94%
Expected term (years) (**)	2.5
Exercise price (US dollars)	0.0026
Stock price (US dollars) (***)	0.15

The aggregate fair value of the grant was $160,187.

(*)
Due to the low trading volume of the Company’s Common Stock, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company.

(**)
Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the "simplified method" in accordance with SEC Staff Accounting Bulletin No. 110.

(***)
The Common Stock price, per share for the year ended December 31, 2016 reflects the Company’s management’s estimation of the fair value per share of Common Stock. In reaching its estimation for December 31, 2016, management considered, among other things, the valuation of the issuance of the shares under the private placement (see Note 10-F above)

Costs incurred in respect of stock-based compensation for employees and directors, for the year ended December 31, 2016, amounted to $80,094.

The following table summarizes information about options to employees, officers and directors outstanding at December 31, 2016 under the plan:

	Options Outstanding		Vested and Exercisable
Exercise Price	Number of Option	Weighted Average Remaining Contractual Life (Years)	Number of Option	Weighted Average Exercise Price
0.0026	2,068,605	4.03	439,580	0.0026
	2,068,605	4.03	439,580	0.0026

As of December 31, 2016 the aggregated intrinsic value for the options vested and exercisable was $64,795 with a weighted average remaining contractual life of 4.03 years.

The unrecognized compensation expense calculated under the fair value method for the stock options expected to vest as of December 31, 2016 is $240,242 and is expected to be recognized over a weighted average period of 1 year.

The weighted average grant date fair value of the options granted in 2016 was $0.147.